Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	BlackRock Variable Series Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000355916
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2017
Prospectus Date	rr_ProspectusDate	Jun. 12, 2017